LEASE LIABILITIES and right-of-use assets (Narrative) (Details)	12 Months Ended
Jan. 31, 2020 USD ($)
Lease Liabilities And Right Of Use Assets [Line Items]
Derecognized Right Of Used Assets And Lease Liabilities	$ 3,800,000
Termination of lease liability	397,087
Cost
Lease Liabilities And Right Of Use Assets [Line Items]
Adjustment	(927,300)
Disposal	(4,197,087)
Accumulated Amortization
Lease Liabilities And Right Of Use Assets [Line Items]
Disposal	$ 230,685